LOANS FROM RELATED PARTIES (Narrative) (Details) - CAD ($)		1 Months Ended	12 Months Ended
	Jun. 05, 2017	Dec. 31, 2018	Dec. 31, 2018	Apr. 02, 2018
Statements Line Items
Interest payable		$ 50,000	$ 50,000
Deferred payment of interest			$ 15,000
Loan from Hodgkinson Equity Corporation (HEC) [Member] | $4,500,000 loan
Statements Line Items
Borrowings	$ 4,500,000
Borrowings, interest rate basis	Canadian prime rate plus 1% per annum
Borrowings, convertible, amount of shares	58,441,558
Borrowings, convertible, conversion rate	$ 0.077
Borrowings, interest rate basis upon default	The interest rate is immediately increased to Canadian prime rate plus 4.5% per annum
Loan from Hodgkinson Equity Corporation (HEC) [Member] | $4,500,000 loan | Events after reporting period [Member]
Statements Line Items
Conversion of convertible debt, amount converted		$ 2,500,000
Conversion of convertible debt, shares issued		41,666,666
Loan from Hodgkinson Equity Corporation (HEC) [Member] | $1,000,000 loan
Statements Line Items
Borrowings				$ 1,000,000
Borrowings, interest rate				10.00%
Mortgage used as security for loan				$ 1,000,000
Loan from Hodgkinson Equity Corporation (HEC) [Member] | $1,000,000 loan | Events after reporting period [Member]
Statements Line Items
Conversion of convertible debt, amount converted		$ 1,000,000
Conversion of convertible debt, shares issued		16,666,666
Loan from Hodgkinson Ventures Inc. (HVI) [Member]
Statements Line Items
Borrowings	$ 2,000,000
Borrowings, interest rate basis	Canadian prime rate plus 1% per annum
Borrowings, convertible, amount of shares	25,974,025
Borrowings, convertible, conversion rate	$ 0.077
Borrowings, interest rate basis upon default	The interest rate is immediately increased to Canadian prime rate plus 4.5% per annum